UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                               --------------------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SHAPIRO CAPITAL MANAGEMENT CO., INC.
                  ------------------------------------
Address:          3060 PEACHTREE ROAD, N.W. SUITE 1555
                  ------------------------------------
                  ATLANTA, GA 30305
                  ------------------------------------

Form 13F File Number:    028-04097
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    SAMUEL R. SHAPIRO
         -----------------------------------------------------------
Title:   PRESIDENT
         -----------------------------------------------------------
Phone:   404-842-9600
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/SAMUEL R. SHAPIRO           ATLANTA, GA                   AUGUST 6, 1999
    ----------------------------    ---------------------------   --------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Included Managers:
                                                       ------------------

 Form 13F Information Table Entry Total:                    31
                                                       ------------------

 Form 13F Information Table Value Total:               $1,051,871,328
                                                       ------------------

 List of Other Included Managers:

     NONE


                                    FORM 13F


Page 1 of 2                                           Name of Reporting Manager :           SHAPIRO CAPITAL MANAGEMENT COMPANY, INC.

------------------------------------------------------------------------------------------------------------------------------------


                           FORM 13F INFORMATION TABLE
                                                                VALUE        SHARES     SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS     CUSIP      (X$1000)       PRN AMT    PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
    --------------              --------------     -----      --------       -------    --- ---- ------- -------- ---- ------  ----

------------------------------------------------------------------------------------------------------------------------------------
Primedia, Inc.                        Common      74157K101   $68,481,954     4,043,215   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Johns Manville Corporation            Common      478129109   $65,442,478     4,716,575   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CNA Surety Corp                       Common      12612L108   $60,271,455     3,936,095   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Albemarle Corp Com                    Common      012653101   $58,215,268     2,517,417   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.               Common      93317Q105   $56,152,567     4,340,295   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Kirby Corp                            Common      497266106   $55,576,931     2,623,100   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.                Common      72813P100   $55,231,779     3,549,030   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake                Common      960386100   $55,082,561     2,123,665   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Scotts Company Cl A               Class A Common  810186106   $54,057,804     1,135,072   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Albany International                  Common      012348108   $51,109,645     2,433,793   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin Central Transportation      Common      976592105   $49,719,959     2,634,170   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ralcorp Holdings                      Common      751028101   $47,345,741     2,936,170   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Caraustar Industries, Inc.            Common      140909102   $47,163,617     1,910,425   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Valmont Industries                    Common      920253101   $46,684,769     2,741,116   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Polaroid Corporation                  Common      731095105   $41,632,938     1,513,925   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.         Common      723787107   $39,133,380     3,557,580   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                COLUMN TOTALS                                $851,302,846
------------------------------------------------------------------------------------------------------------------------------------



Page 2 of 2
-----------------------------------------------------------------------------------------------------------------------------------
                                                               VALUE          SHARES     SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS     CUSIP      (X$1000)        PRN AMT    PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
    --------------              --------------     -----      --------        -------    --- ---- ------- -------- ---- ------  ----
------------------------------------------------------------------------------------------------------------------------------------
Tredegar Corporation                  Common      894650100    $35,003,250    1,555,700   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Scotsman Industries, Inc.             Common      809340102    $33,077,953    1,534,050   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
McWhorter Technologies Inc            Common      582803102    $26,612,138    1,843,265  a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Gray Commun. System Inc. Cl B     Class B common  389190208    $24,117,576    1,707,439   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Pepsi-Cola Puerto Rico Cl B       Class B common  713434108    $22,089,430    4,016,260   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Bull Run                              Common      120182100    $17,161,213    4,098,200   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Layne Christensen, Inc.               Common      521050104    $14,079,666    2,208,575   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Rawlings Sporting Goods               Common      754459105    $12,210,438    1,236,500   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Hussmann International Inc.           Common      448110106    $10,176,414      614,425   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Asarco, Inc.                          Common      043413103    $ 2,992,316      159,060   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
American Annuity                    Preferred     023833205    $   884,078       34,250   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Chock Full O Nuts Sub Deb             8%          170268AB2    $   846,260      646,000   a                       a
                                    Conv Sub
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Homestake Mining                      Common      437614100    $   818,750      100,000   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines Co.   Common      459200101    $   258,500        2,000   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Gray Communications System Inc        Common      389190109    $   240,500       12,025   a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                      $1,051,871,328
------------------------------------------------------------------------------------------------------------------------------------
